Asset retirement obligations (ARO)	12 Months Ended
Dec. 31, 2011
Asset retirement obligations (ARO)

9. Asset retirement obligations (ARO)

A reconciliation of the Company’s asset retirement obligations for the years ended December 31, 2010 and 2011, are as follows (in thousands):

	Year Ended December 31:
	2010	2011
Beginning of year	$—	$—
Liabilities incurred	—	639,176
Liabilities settled	—	—
Accretion expense	—	14,064
Revisions to estimate	—	—

End of year	—	653,240
Less current asset retirement obligations	—	(15,398)

Long-term asset retirement obligations	$—	$637,842